Loans and borrowings - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 COP ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2022 COP ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Loans and borrowings
Increase in exchange rate of Colombian pesos per dollar | $ / shares		$ 756.44			$ 756.44
Repayment of loans and borrowings		$ 18,196,512		$ 11,614,789
Proceeds obtained from loans and borrowings		28,862,692		$ 10,458,560
Fair value of loans and borrowings		105,362,612			$ 106,509,947
ISA and tts Companies
Loans and borrowings
Estimated value of the current guarantees		20,919,981
ISA and tts Companies | Chile
Loans and borrowings
Estimated value of the current guarantees		15,095,532
ISA and tts Companies | Brazil
Loans and borrowings
Estimated value of the current guarantees		3,145,449
ISA and tts Companies | Colombia
Loans and borrowings
Estimated value of the current guarantees		2,679,000
Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument assets		$ 4,993,929			$ 9,354,071		$ 10,298		$ 4,366,336
Cash flow hedging
Loans and borrowings
Hedging instrument assets							6,265	$ 5,572		$ 4,972
Local Borrowings | Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities							$ 16,563
Syndicate and commercial loans
Loans and borrowings
Proceeds obtained from loans and borrowings	$ 800
Syndicate and commercial loans | IBR 6M rate
Loans and borrowings
Spread on variable rate		4.90%			4.90%		4.90%	4.90%
Bonds with coupon rate 5.875%
Loans and borrowings
Borrowings, interest rate		5.875%			5.875%		5.875%	5.875%
Repayment of loans and borrowings			$ 978			$ 978
Bonds with coupon rate 8.875%
Loans and borrowings
Borrowings, interest rate		8.875%			8.875%		8.875%	8.875%
Proceeds obtained from loans and borrowings			$ 2,000			$ 2,000
Ecopetrol S.A
Loans and borrowings
Repayment of loans and borrowings		$ 15,698,111
Proceeds obtained from loans and borrowings		25,864,960
Interconexion Electrica S.A. E.S.P
Loans and borrowings
Repayment of loans and borrowings		1,780,143
Proceeds obtained from loans and borrowings		2,841,311
Ocensa S.A | Consorcio Transmantaro
Loans and borrowings
Repayment of loans and borrowings		454,009
Ecopetrol S.A.
Loans and borrowings
Short-term financing		2,841,311
Financing line		$ 2,841,311